Debt Obligations - Level 4 (Details) - USD ($) $ in Millions	2 Months Ended	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Oct. 24, 2014	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2017	Dec. 31, 2013	May 31, 2012
Debt Instrument [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Rolling Twelve Months							$ 36
Long-term Debt, Excluding Current Maturities		$ 1,185		$ 1,185			1,167	$ 1,169
Long-term Debt, Current Maturities		36		36			36	36
Loss on extinguishment of debt	$ 0	$ 0	$ 0	$ 0	$ (9)	$ 0	(9)	(7)
Operating Leases, Future Minimum Payments Due, Next Twelve Months							15
Long-term Debt, Maturities, Repayments of Principal in Year Two							0
Operating Leases, Future Minimum Payments Receivable, in Two Years							11
Long-term Debt, Maturities, Repayments of Principal in Year Three							0
Operating Leases, Future Minimum Payments, Due in Three Years							9
Long-term Debt, Maturities, Repayments of Principal in Year Four							0
Operating Leases, Future Minimum Payments Receivable, in Four Years							7
Long-term Debt, Maturities, Repayments of Principal in Year Five							1,100
Operating Leases, Future Minimum Payments, Due in Five Years							6
Long-term Debt, Maturities, Repayments of Principal after Year Five							202
Operating Leases, Future Minimum Payments, Due Thereafter							15
Long-term Debt, Gross							1,338
Operating Leases, Future Minimum Payments Due							63
Operating Leases, Rent Expense	$ 4					$ 16	15	13
Long-term Debt, Weighted Average Interest Rate		4.40%		4.40%
3.88% First-Priority Senior Secured Notes due 2021 [Member]
Debt Instrument [Line Items]
Long-term Debt, Excluding Current Maturities		$ 1,010		$ 1,010			995
Long-term Debt, Current Maturities		0		0			0
Exit ABL Facility [Member]
Debt Instrument [Line Items]
Long-term Debt, Excluding Current Maturities							0	0
Long-term Debt, Current Maturities							0	0
Other Debt Obligations [Member]
Debt Instrument [Line Items]
Long-term Debt, Excluding Current Maturities							0	0
Long-term Debt, Current Maturities							0	3
Revolving credit facility [Member]
Debt Instrument [Line Items]
Long-term Debt, Excluding Current Maturities		0		0			0
Long-term Debt, Current Maturities		0		0			0
Senior secured note, maturity June15, 2014 [Member] | Senior notes [Member]
Debt Instrument [Line Items]
Interest rate at period end										12.50%
10% senior secured notes, due October 2020 [Member]
Debt Instrument [Line Items]
Long-term Debt, Excluding Current Maturities		175		175			172
Long-term Debt, Current Maturities		0		0			0
Senior Notes							1,100
Aggregate principal amount											$ 250
Interest rate at period end									4.69%
Issue price											100.00%
Secured Debt								0	$ 202
10.0% senior secured notes, maturity October 15, 2020 [Member]
Debt Instrument [Line Items]
Interest rate at period end										10.00%
JP Morgan Chase, Term Loan Tranche B-2-B, Maturity May 4, 2015 [Member]
Debt Instrument [Line Items]
Long-term Debt, Current Maturities
New First Lien Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Excluding Current Maturities							995	977
Long-term Debt, Current Maturities							0	0
New Second Lien Notes [Member]
Debt Instrument [Line Items]
Long-term Debt, Excluding Current Maturities							172	192
Long-term Debt, Current Maturities							0	0
Agricultural Bank of China, Fixed Asset Loan, Maturity June 30, 2015 [Member]
Debt Instrument [Line Items]
Long-term Debt, Excluding Current Maturities		0		0			0	0
Long-term Debt, Current Maturities		$ 36		$ 36			$ 36	$ 33